1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Nature Of Operations And Summary Of Significant Accounting Policies Details Narrative
Non-controlling interest	$ 2,219,083		$ 2,277,882	$ 2,426,073
Capitalized interest from related party borrowings	107,150	$ 1,690,515	2,662,189	2,721,459
Capitalized interest from third party borrowings	874,348	$ 622,937	911,764	196,296
Book value of properties generating income	$ 388,540		$ 642,850	$ 1,285,185